                           COLUMBIA FUNDS SERIES TRUST
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                         COLUMBIA MUNICIPAL INCOME FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                  (THE "FUNDS")

                        SUPPLEMENT DATED FEBRUARY 3, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

The Statement of Additional Information for all share classes of the Funds is hereby supplemented as follows:


     1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

------------------------------------------------------------------------------------------------------------------
 PORTFOLIO MANAGER      OTHER SEC-REGISTERED OPEN-END    OTHER POOLED INVESTMENT           OTHER ACCOUNTS
                            AND CLOSED-END FUNDS                 VEHICLES
------------------------------------------------------------------------------------------------------------------
                          NUMBER OF         ASSETS       NUMBER OF       ASSETS      NUMBER OF         ASSETS
                          ACCOUNTS                       ACCOUNTS                     ACCOUNTS
------------------------------------------------------------------------------------------------------------------
Kelly Mainelli                8         $17.1 billion       N/A            N/A           8          $1.5 billion
------------------------------------------------------------------------------------------------------------------
Kimberly Campbell             3          $3.4 billion       N/A            N/A           7            $125,000
------------------------------------------------------------------------------------------------------------------
Wendy Norman                  2          $330 million       N/A            N/A           2          $603 million
------------------------------------------------------------------------------------------------------------------


     2. The table following the heading "Accounts and Assets for which Advisory Fee is Based on Performance" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:


------------------------------------------------------------------------------------------------------------------
    PORTFOLIO MANAGER     OTHER SEC-REGISTERED OPEN-END    OTHER POOLED INVESTMENT           OTHER ACCOUNTS
                              AND CLOSED-END FUNDS                 VEHICLES
------------------------------------------------------------------------------------------------------------------
                            Number of         Assets       Number of       Assets       Number of       Assets
                            accounts                       accounts                      accounts
------------------------------------------------------------------------------------------------------------------
     Kelly Mainelli             8         $17.1 billion       N/A            N/A            8         $1.5 billion
------------------------------------------------------------------------------------------------------------------

     3. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

----------------------------------------------------------------------------
     PORTFOLIO MANAGER                DOLLAR RANGE OF EQUITY SECURITIES
                                        IN THE FUND BENEFICIALLY OWNED
----------------------------------------------------------------------------
       Kelly Mainelli                                 $0
----------------------------------------------------------------------------
     Kimberly Campbell                                $0
----------------------------------------------------------------------------
        Wendy Norman                                  $0
----------------------------------------------------------------------------


     4. The table following the heading "Compensation" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:


PORTFOLIO MANAGER              PERFORMANCE BENCHMARK                       PEER GROUP
--------------------------------------------------------------------------------------------------
Kelly Mainelli          Lehman Brothers 1-Year Municipal Bond   Lipper Short Municipal Debt
                        Index                                   Category

                        Lehman Brothers 3-Year Municipal Bond
                        Index

Kimberly Campbell       Lehman Brothers Municipal Bond Index    Lipper General Municipal Debt
                                                                Funds Category

Wendy Norman            Lehman Brothers Quality Intermediate    Lipper Other States Intermediate
                        Municipal Index                         Municipal Debt Funds Category




SUP-39/106112-0206